RESTATEMENT (Details Cashflow) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (2,280,180)	$ (3,475,342)	$ (3,511,021)	$ (5,791,201)	$ (7,704,023)
Stock-based compensation			43,254
Net cash used in operating activities			(3,054,760)	$ (5,502,991)	$ (2,917,249)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss			(4,011,521)
Stock-based compensation			543,754
Net cash used in operating activities			(3,054,760)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss			500,500
Stock-based compensation			(500,500)
Net cash used in operating activities			$ 0